August 20, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:    Harbor ETF Trust (the “Trust”) – Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A (the “Amendment”)

1933 Act Registration No. 333-255884

1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.	the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on August 17, 2026 (Accession No. 0001193125-26-353727) with an effective date of August 17, 2026.

Please do not hesitate to contact the undersigned at (312) 443-4635 if you have any questions.

Sincerely,

/s/ Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz Secretary

Cc:	Stephanie A. Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Diana R. Podgorny, Esq.

Harbor ETF Trust

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Foreside Fund Services, LLC is the Distributor of Harbor ETF Trust